Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Australia 2.1%
Ansell Ltd.	1,663,078	40,408,429
Santos Ltd.	9,651,377	49,434,669
Total		89,843,098
Canada 4.7%
Alimentation Couche-Tard, Inc., Class B	2,395,857	91,665,269
Cameco Corp.(a)	2,716,196	59,022,939
Yamana Gold, Inc.	13,127,657	51,985,522
Total		202,673,730
China 1.0%
Tencent Holdings Ltd.	703,800	42,015,986
Denmark 0.9%
Novo Nordisk A/S, Class B	395,337	38,106,365
Finland 1.7%
UPM-Kymmene OYJ	1,926,291	68,179,562
Valmet OYJ	204,538	7,384,653
Total		75,564,215
France 4.9%
AtoS	422,128	22,424,217
Capgemini SE	191,040	39,617,264
DBV Technologies SA, ADR(b)	690,634	3,384,107
Eiffage SA	768,359	77,655,702
TotalEnergies SE	981,736	46,924,974
Worldline SA(b)	269,581	20,549,094
Total		210,555,358
Germany 6.4%
Aroundtown SA	5,699,264	39,261,711
Bayer AG, Registered Shares	481,724	26,145,814
Covestro AG	711,178	48,467,339
Duerr AG	775,047	33,245,298
E.ON SE	3,362,673	41,043,788
KION Group AG	488,726	45,440,568
TeamViewer AG(b)	1,538,785	45,018,076
Total		278,622,594
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 1.6%
Hong Kong Exchanges and Clearing Ltd.	774,100	47,568,841
WH Group Ltd.	30,985,250	22,062,991
Total		69,631,832
Ireland 1.1%
Amarin Corp. PLC, ADR(b)	517,951	2,641,550
Flutter Entertainment PLC(b)	221,260	43,882,904
Total		46,524,454
Israel 1.7%
Bank Hapoalim BM	3,592,833	31,558,076
Bezeq Israeli Telecommunication Corp., Ltd.(b)	14,434,030	16,986,623
Check Point Software Technologies Ltd.(b)	210,926	23,843,075
Total		72,387,774
Italy 2.4%
Intesa Sanpaolo SpA	21,203,348	60,026,393
Recordati Industria Chimica e Farmaceutica SpA	760,502	44,078,408
Total		104,104,801
Japan 24.1%
Amano Corp.	1,450,400	37,083,674
BayCurrent Consulting, Inc.	28,600	14,320,585
COMSYS Holdings Corp.	1,960,100	51,705,248
Fujitsu Ltd.	173,700	31,389,442
Invincible Investment Corp.	68,313	26,763,051
ITOCHU Corp.	2,869,600	83,579,929
JustSystems Corp.	469,900	26,422,935
Kinden Corp.	1,477,300	24,909,546
Koito Manufacturing Co., Ltd.	893,700	53,741,038
MatsukiyoCocokara & Co.	1,591,800	71,448,053
Meitec Corp.	403,100	22,201,373
Money Forward, Inc.(b)	122,400	8,739,878
Nihon M&A Center Holdings, Inc.	2,083,300	61,174,761
Nippon Telegraph & Telephone Corp.	893,900	24,769,225
ORIX Corp.	3,401,200	63,641,650
Round One Corp.	2,880,500	40,215,801
Shionogi & Co., Ltd.	807,000	55,222,504
Ship Healthcare Holdings, Inc.	2,326,800	59,932,136
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SoftBank Group Corp.	354,800	20,502,219
Sony Group Corp.	851,000	94,476,958
Sumitomo Mitsui Financial Group, Inc.	1,037,600	36,502,112
Takeda Pharmaceutical Co., Ltd.	2,121,385	69,969,173
Takuma Co., Ltd.	1,088,500	15,141,965
Uchida Yoko Co., Ltd.	407,500	19,838,889
ValueCommerce Co., Ltd.	631,700	26,972,426
Total		1,040,664,571
Netherlands 6.4%
ABN AMRO Bank NV(b)	2,951,827	42,587,113
ASR Nederland NV	1,362,172	62,313,076
ING Groep NV	3,917,221	56,950,565
Koninklijke Ahold Delhaize NV	1,670,541	55,625,906
Signify NV	1,191,056	59,620,270
Total		277,096,930
Norway 2.2%
SalMar ASA	832,972	55,272,311
Yara International ASA	794,286	39,345,968
Total		94,618,279
Pakistan 0.3%
Lucky Cement Ltd.(b)	1,902,133	8,059,031
Oil & Gas Development Co., Ltd.	7,886,258	3,870,573
Total		11,929,604
Russian Federation 1.2%
Sberbank of Russia PJSC, ADR	2,818,974	52,555,674
Singapore 1.7%
BW LPG Ltd.	3,074,598	16,715,423
Venture Corp., Ltd.	4,378,400	57,548,270
Total		74,263,693
South Africa 0.3%
Impala Platinum Holdings Ltd.	1,276,079	14,381,232
South Korea 2.6%
Hyundai Home Shopping Network Corp.	278,293	16,631,338
Samsung Electronics Co., Ltd.	1,010,418	62,640,461
Youngone Corp.	887,534	32,785,227
Total		112,057,026
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 1.0%
ACS Actividades de Construccion y Servicios SA	1,228,598	33,281,094
Tecnicas Reunidas SA(b)	1,053,532	9,961,065
Total		43,242,159
Sweden 1.7%
Granges AB	1,509,226	18,187,808
Samhallsbyggnadsbolaget i Norden AB	5,474,638	30,317,378
Sandvik AB	1,072,348	24,499,192
Total		73,004,378
Switzerland 3.7%
Landis+Gyr Group AG(b)	456,498	29,318,713
Nestlé SA, Registered Shares	346,212	41,715,107
Roche Holding AG, Genusschein Shares	247,917	90,482,261
Total		161,516,081
Taiwan 4.0%
Fubon Financial Holding Co., Ltd.	25,707,100	70,253,213
Parade Technologies Ltd.	1,083,000	63,393,828
Tripod Technology Corp.	9,876,000	39,244,082
Total		172,891,123
United Kingdom 16.1%
AstraZeneca PLC, ADR	1,753,549	105,318,153
British American Tobacco PLC	1,936,150	67,677,218
BT Group PLC(b)	7,333,945	15,722,598
Crest Nicholson Holdings PLC	3,479,556	17,956,395
DCC PLC	819,671	68,332,644
JD Sports Fashion PLC	4,632,486	65,102,601
John Wood Group PLC(b)	4,384,621	13,545,521
Just Group PLC(b)	15,258,980	18,596,474
Liberty Global PLC, Class C(b)	2,980,347	87,801,023
Royal Dutch Shell PLC, Class A	3,998,838	89,356,755
TP Icap Group PLC	18,583,773	39,978,506
Vodafone Group PLC	52,372,802	79,695,252
WPP PLC	1,978,698	26,509,742
Total		695,592,882

2	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 4.0%
ACADIA Pharmaceuticals, Inc.(b)	117,002	1,943,403
Aerie Pharmaceuticals, Inc.(b)	546,463	6,229,678
Broadcom, Inc.	70,225	34,054,209
Burford Capital Ltd.	3,634,870	39,947,221
Insmed, Inc.(b)	403,342	11,108,039
Livent Corp.(b)	698,461	16,141,434
Primo Water Corp.	3,526,610	55,438,309
Quotient Ltd.(b)	1,588,063	3,716,068
Sage Therapeutics, Inc.(b)	141,403	6,265,567
Total		174,843,928
Total Common Stocks (Cost $3,962,837,605)		4,228,687,767

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
United States 0.9%
iShares MSCI EAFE ETF	469,121	36,596,129
Total Exchange-Traded Equity Funds (Cost $37,289,057)		36,596,129
Preferred Stocks 0.5%
Issuer	Shares	Value ($)
Germany 0.5%
Porsche Automobil Holding SE	227,060	22,454,044
Total Preferred Stocks (Cost $20,128,806)		22,454,044

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(c),(d)	24,810,217	24,807,736
Total Money Market Funds (Cost $24,807,736)		24,807,736
Total Investments in Securities (Cost $4,045,063,204)		4,312,545,676
Other Assets & Liabilities, Net		9,405,906
Net Assets		$4,321,951,582

At September 30, 2021, securities and/or cash totaling $29,509,340 were pledged as collateral.
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
95,288,000 CAD	75,219,771 USD	State Street	11/18/2021	—	(6,508)
43,374,000 GBP	59,612,336 USD	State Street	11/18/2021	1,168,474	—
14,031,000 ILS	4,387,528 USD	State Street	11/18/2021	33,779	—
13,918,434,000 JPY	126,454,391 USD	State Street	11/18/2021	1,356,050	—
155,698,936,000 KRW	132,600,014 USD	State Street	11/18/2021	1,230,126	—
378,443,000 NOK	44,036,340 USD	State Street	11/18/2021	760,734	—
4,852,291,000 TWD	175,616,757 USD	State Street	11/18/2021	749,788	—
8,751,365 USD	12,164,000 AUD	State Street	11/18/2021	44,301	—
132,229,238 USD	181,319,000 AUD	State Street	11/18/2021	—	(1,119,282)
109,619,320 USD	100,972,000 CHF	State Street	11/18/2021	—	(1,151,064)
21,909,988 USD	138,774,000 DKK	State Street	11/18/2021	—	(275,936)
215,035,927 USD	182,865,000 EUR	State Street	11/18/2021	—	(3,026,818)
70,227,647 USD	606,663,000 SEK	State Street	11/18/2021	—	(907,051)
Total				5,343,252	(6,486,659)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(29,509,340)	(13,580)	28.00	10/15/2021	(180,312)	(108,640)
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	37,782,573	1,302,231,973	(1,315,206,810)	—	24,807,736	—	17,426	24,810,217
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2021

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3QT7018_12_L01_(11/21)